Report of Independent Registered
Public Accounting Firm

To the Board of Trustees and
Shareholders of Privacore PCAAM
Alternative Growth Fund
In planning and performing our
audit of the financial statements of
Privacore PCAAM Alternative
Growth Fund (the "Fund") as of and
for the year ended March 31, 2026,
in accordance with the standards of
the Public Company Accounting
Oversight Board (United States)
(PCAOB), we considered the Fund's
internal control over financial
reporting, including controls over
safeguarding securities, as a basis
for designing our auditing
procedures for the purpose of
expressing our opinion on the
financial statements and to comply
with the requirements of Form N-
CEN, but not for the purpose of
expressing an opinion on the
effectiveness of the Fund's internal
control over financial reporting.
Accordingly, we do not express an
opinion on the effectiveness of the
Fund's internal control over
financial reporting.
The management of the Fund is
responsible for establishing and
maintaining effective internal
control over financial reporting. In
fulfilling this responsibility,
estimates and judgments by
management are required to assess
the expected benefits and related
costs of controls. A company's
internal control over financial
reporting is a process designed to
provide reasonable assurance
regarding the reliability of financial
reporting and the preparation of
financial statements for external
purposes in accordance with
generally accepted accounting
principles. A company's internal
control over financial reporting
includes those policies and
procedures that (1) pertain to the
maintenance of records that, in
reasonable detail, accurately and
fairly reflect the transactions and
dispositions of the assets of the
company;
(2) provide reasonable assurance that
transactions are recorded as
necessary to permit preparation of
financial statements in accordance
with generally accepted accounting
principles, and that receipts and
expenditures of the company are
being made only in accordance with
authorizations of management and
directors of the company; and (3)
provide reasonable assurance
regarding prevention or timely
detection of unauthorized
acquisition, use or disposition of a
company's assets that could have a
material effect on the financial
statements.

Because of its inherent limitations,
internal control over financial
reporting may not prevent or detect
misstatements. Also, projections of
any evaluation of effectiveness to
future periods are subject to the risk
that controls may become inadequate
because of changes in conditions, or
that the degree of compliance with the
policies or procedures may deteriorate.

A deficiency in internal control over
financial reporting exists when the
design or operation of a control does
not allow management or
employees, in the normal course of
performing their assigned functions,
to prevent or detect misstatements
on a timely basis. A material
weakness is a deficiency, or a
combination of deficiencies, in
internal control over financial
reporting, such that there is a
reasonable possibility that a
material misstatement of the
company's annual or interim
financial statements will not be
prevented or detected on a timely
basis.

Our consideration of the Fund's
internal control over financial
reporting was for the limited purpose
described in the first paragraph and
would not necessarily disclose all
deficiencies in internal control over
financial reporting that might be
material weaknesses under standards
established by the PCAOB. However,
we noted no deficiencies in the
Fund's internal control over financial
reporting and its operation, including
controls over safeguarding securities,
that we consider to be material
weaknesses as defined above as of
March 31, 2026.


This report is intended solely for the
information and use of the Board of
Trustees of Privacore PCAAM
Alternative Growth Fund and the
Securities and Exchange
Commission and is not intended to
be and should not be used by anyone
other than these specified parties.

/s/PricewaterhouseCoopers LLP

Denver, Colorado
May 29, 2026